SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.3%

Asia - 7.1%

Japan - 6.1%
Astellas Pharma, Inc.	6,400	90,927
Keyence Corp.	200	98,022
Recruit Holdings Co., Ltd.	3,100	85,278
Sony Group Corp., ADR	1,925	174,501
Terumo Corp.	2,600	70,318

		519,046

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	31,200	85,889

Europe - 36.4%

France - 1.8%
Faurecia SE *	2,358	51,248
Safran SA, ADR	2,750	101,805

		153,053

Germany - 6.7%
Allianz SE, ADR	8,800	202,840
Deutsche Post AG	1,550	72,595
Infineon Technologies AG	1,225	50,305
Muenchener Rueckversicherungs AG	275	96,150
Siemens AG, ADR	1,775	143,686

		565,576

Ireland - 5.3%
Accenture, PLC	575	164,341
CRH, PLC, ADR	1,200	61,044
Medtronic, PLC	725	58,449
Trane Technologies, PLC	875	160,983

		444,817

Netherlands - 0.5%
ASML Holding NV	65	44,246

Spain - 2.4%
Iberdrola SA, ADR	4,050	201,366

Switzerland - 5.4%
Chubb, Ltd.	250	48,545
Logitech International SA	1,550	89,993
Lonza Group AG	185	111,370
Nestle SA, ADR	1,200	146,028
Novartis AG, ADR	665	61,180

		457,116

United Kingdom - 14.3%
AstraZeneca, PLC, ADR	3,625	251,611
BAE Systems, PLC, ADR	3,500	172,795
Coca-Cola Europacific Partners, PLC	2,100	124,299
Compass Group, PLC	3,600	90,474
Diageo, PLC, ADR	785	142,226
Entain, PLC	4,300	66,780
Man Group, PLC	44,850	130,658
RELX, PLC, ADR	4,700	152,468
Smith & Nephew, PLC	5,550	77,148

		1,208,459

Name of Issuer	Quantity	Fair Value ($)

North America - 51.8%

United States - 51.8%
Adobe, Inc. *	450	173,417
AES Corp.	3,025	72,842
Alphabet, Inc. - Class A *	2,500	259,325
Apple, Inc.	3,600	593,640
Broadcom, Inc.	75	48,115
Cheniere Energy, Inc.	775	122,140
CVS Health Corp.	1,550	115,181
Dexcom, Inc. *	1,080	125,474
Ecolab, Inc.	325	53,797
FedEx Corp.	375	85,684
Goldman Sachs Group, Inc.	600	196,266
Home Depot, Inc.	745	219,864
Johnson & Johnson	1,175	182,125
JPMorgan Chase & Co.	1,075	140,083
Lockheed Martin Corp.	185	87,455
Microsoft Corp.	2,000	576,600
NIKE, Inc.	850	104,244
NVIDIA Corp.	1,000	277,770
PepsiCo, Inc.	875	159,513
salesforce.com, Inc. *	850	169,813
Starbucks Corp.	1,000	104,130
T Rowe Price Group, Inc.	475	53,627
TJX Cos., Inc.	1,380	108,137
UnitedHealth Group, Inc.	500	236,295
Visa, Inc.	475	107,094
		4,372,631

Total Common Stocks (cost: $5,149,177)		8,052,199

Short-Term Securities - 4.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $376,636)	376,636	376,636

Total Investments in Securities - 99.8% (cost $5,525,813)		8,428,835

Other Assets and Liabilities, net - 0.2%		13,430

Net Assets - 100.0%		$8,442,265

*	Non-income producing security.

ADR — American Depositary Receipt
PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	16.9%
Electronic Technology	14.2
Health Technology	12.2
Finance	10.3
Producer Manufacturing	9.5
Consumer Non-Durables	8.0
Consumer Services	6.2
Retail Trade	5.3
Utilities	3.2
Health Services	2.8
Consumer Durables	2.1
Transportation	1.9
Industrial Services	1.4
Non-Energy Minerals	0.7
Process Industries	0.6
Short-Term Securities	4.5

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
France	101,805	51,248	—	153,053
Germany	346,526	219,050	—	565,576
Ireland	444,817	—	—	444,817
Japan	174,501	344,545	—	519,046
Netherlands	44,246	—	—	44,246
Singapore	—	85,889	—	85,889
Spain	201,366	—	—	201,366
Switzerland	345,746	111,370	—	457,116
United Kingdom	843,399	365,060	—	1,208,459
United States	4,372,631	—	—	4,372,631
Short-Term Securities	376,636	—	—	376,636
Total:	7,251,673	1,177,162	—	8,428,835

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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